Schedule of Unrecognized losses (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Canada [Member]
IfrsStatementLineItems [Line Items]
2025
2026	7,992
2027	3,405
2028	3,851
2029
2030	312
2031
2032	634
2033	995
2034
2035	2,200
2036	1,634
2037	2,179
2038	6,111
2039	2,194
2040	549
2041	5,106
2042	4,743
2043
2044
Indefinite
41,904
U S A [Member]
IfrsStatementLineItems [Line Items]
2025	1,422
2026	192
2027	678
2028	49
2029	356
2030	665
2031	1,083
2032	195
2033	149
2034	29
2035
2036	14
2037	2
2038
2039
2040
2041
2042
2043
2044
Indefinite	497
$ 5,332